UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sun Valley Gold LLC

Address:    620 Sun Valley Road
            P.O. Box 2759
            Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter F. Palmedo
Title:      Managing Member, Sun Valley Gold LLC
Phone:      208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho               May 15, 2013
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $2,751,903
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS   SOLE      SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----   ----      ------ ----
ANGLOGOLD ASHANTI LTD           SPONSORED ADR  035128206     44,778      19,014     CALL   SOLE        NONE        19,014
ANGLOGOLD ASHANTI LTD           SPONSORED ADR  035128206     24,370   1,034,800 SH         SOLE        NONE     1,034,800
ASANKO GOLD INC                      COM       04341Y105        518     162,000 SH         SOLE        NONE       162,000
AURICO GOLD INC                      COM       05155C105     21,972   3,493,185 SH         SOLE        NONE     3,493,185
AURIZON MINES LTD                    COM       05155P106     25,642   5,855,560 SH         SOLE        NONE     5,855,560
BARRICK GOLD CORP                    COM       067901108     44,341      15,082     CALL   SOLE        NONE        15,082
BARRICK GOLD CORP                    COM       067901108     14,339     487,720 SH         SOLE        NONE       487,720
COEUR D ALENE MINES CORP IDA       COM NEW     192108504     24,108   1,278,258 SH         SOLE        NONE     1,278,258
COMSTOCK MNG INC                     COM       205750102      1,904     947,073 SH         SOLE        NONE       947,073
ELDORADO GOLD CORP NEW               COM       284902103      2,293     240,005 SH         SOLE        NONE       240,005
EXETER RES CORP                      COM       301835104      2,912   2,445,758 SH         SOLE        NONE     2,445,758
GOLDEN MINERALS CO                   COM       381119106        386     162,000 SH         SOLE        NONE       162,000
IAMGOLD CORP                         COM       450913108     20,916   2,899,742 SH         SOLE        NONE     2,899,742
ISHARES SILVER TRUST               ISHARES     46428Q109     13,715       5,000     PUT    SOLE        NONE         5,000
JAGUAR MNG INC                       COM       47009M103        858   1,430,087 SH         SOLE        NONE     1,430,087
KIMBER RES INC                       COM       49435N101        466   2,490,199 SH         SOLE        NONE     2,490,199
KINROSS GOLD CORP                COM NO PAR    496902404     45,322   5,715,278 SH         SOLE        NONE     5,715,278
KOBEX MINERALS INC                   COM       49989C105        150     238,285 SH         SOLE        NONE       238,285
MAG SILVER CORP                      COM       55903Q104      9,355     986,206 SH         SOLE        NONE       986,206
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100    142,172      37,562     CALL   SOLE        NONE        37,562
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100      1,703      45,000 SH         SOLE        NONE        45,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589      9,851       5,885     CALL   SOLE        NONE         5,885
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589     28,880   1,725,183 SH         SOLE        NONE     1,725,183
MIDWAY GOLD CORP                     COM       598153104        535     445,429 SH         SOLE        NONE       445,429
NEWMONT MINING CORP                  COM       651639106      5,077       1,212     CALL   SOLE        NONE         1,212
NOVACOPPER INC                       COM       66988K102      1,584     865,383 SH         SOLE        NONE       865,383
NOVAGOLD RES INC                   COM NEW     66987E206     19,024   5,240,897 SH         SOLE        NONE     5,240,897
PAN AMERICAN SILVER CORP             COM       697900108      2,448     148,981 SH         SOLE        NONE       148,981
PRETIUM RES INC                      COM       74139C102     16,003   2,017,600 SH         SOLE        NONE     2,017,600
PRIMERO MNG CORP                     COM       74164W106      7,185   1,076,900 SH         SOLE        NONE     1,076,900
ROYAL GOLD INC                       COM       780287108      2,255      31,750 SH         SOLE        NONE        31,750
RUBICON MINERALS CORP                COM       780911103     17,654   7,263,300 SH         SOLE        NONE     7,263,300
SANDSTORM GOLD LTD                 COM NEW     80013R206      4,533     478,871 SH         SOLE        NONE       478,871
SPDR GOLD TRUST                   GOLD SHS     78463V107  2,093,856     135,551     PUT    SOLE        NONE       135,551
SPDR GOLD TRUST                   GOLD SHS     78463V107     33,265     215,350 SH         SOLE        NONE       215,350
STILLWATER MNG CO                    COM       86074Q102     41,429   3,204,132 SH         SOLE        NONE     3,204,132
VISTA GOLD CORP                    COM NEW     927926303     26,102  12,084,310 SH         SOLE        NONE    12,084,310